COMMITMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
COMMITMENTS [Text Block]
6.	COMMITMENTS

Flow-through expenditures:

The Company periodically issues flow-through shares with any resulting flow-through premium recorded as a flow-through share premium liability. The liability is subsequently reduced when the required exploration expenditures are made, and accordingly, a recovery of flow-through premium is then recorded as a reduction of the deferred tax expense.

The Company’s subsidiary, IsoEnergy, raised $1,100,000 through the issuance of flow-through shares during the year ended December 31, 2017 and is required to spend such amounts on eligible exploration expenditures before December 31, 2018.

As of December 31, 2017, IsoEnergy must fulfill approximately $900,000 of the required exploration expenditures before December 31, 2018.

A continuity of the flow-through share premium liability is as follows:

	Year ended	Year ended
	December 31, 2017	December 31, 2016

Balance, beginning of the year	$179,212	$-
Liability incurred on flow-through shares issued	130,000	393,464
Settlement of flow-through share liability on expenditure made	(199,961)	(214,252)
Balance, end of the year	$109,251	$179,212

Office leases:

The Company and its subsidiary, IsoEnergy, have total office lease commitments at their Vancouver and Saskatoon offices as follows:

2018	$360,975
2019	$325,294
2020	$199,466

In connection with the Vancouver and Saskatoon office leases, the Company paid deposits of $17,400 and $10,075, respectively, with the landlords which will be applied to the final month’s and final two months’ rents, respectively, when the office lease terms expire. IsoEnergy paid a deposit of $5,452 with its landlord which will be applied to the final month’s rent when the office lease term expires.